INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of Intangibles Assets [Abstract]
Disclosure of intangible assets [text block]
NOTE 19. INTANGIBLE ASSETS

	12-31-2023	12-31-2022
Classes of intangible assets, net	ThU.S.$	ThU.S.$
Intangible assets, net	66,431	73,439
Intangible assets under development (IT programs)	2,793	5,076
Computer software	21,429	22,323
Water rights	4,999	5,185
Customer relationship	19,457	24,015
Other identifiable intangible assets	17,753	16,840
Classes of intangible assets, gross	232,484	226,642
Intangible assets under development (IT programs)	2,793	5,076
Computer software	124,794	119,353
Water rights	4,999	5,185
Customer relationship	75,337	74,860
Other identifiable intangible assets	24,561	22,168
Classes of accumulated amortization and impairment
Total accumulated amortization and impairment	(166,053)	(153,203)
Accumulated amortization and impairment, intangible assets	(166,053)	(153,203)
Computer software	(103,365)	(97,030)
Customer relationship	(55,880)	(50,845)
Other identifiable intangible assets	(6,808)	(5,328)

Reconciliation of the carrying amount of intangible assets at the beginning and end of each reporting period balances

	12-31-2023
	Intangible assets under development	Computer software	Water rights	Customer relationship	Others	Total
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	5,076	22,323	5,185	24,015	16,840	73,439
Changes
Additions	2,273	4,035	-	-	744	7,052
Additions through business combination	-	190	-	-	1,140	1,330
Disposals	(356)	(880)	(186)	-	-	(1,422)
Amortization	-	(8,726)	-	(4,681)	(659)	(14,066)
Impairment los recognised in profit or loss	-	-	-	-	(195)	(195)
Increase (decrease) in foreign exchange	-	312	-	124	(117)	319
Other increases (decreases)	(4,200)	4,290	-	(1)	-	89
Decrease through classified as held for sale	-	(115)	-	-	-	(115)
Changes total	(2,283)	(894)	(186)	(4,558)	913	(7,008)
Closing balance	2,793	21,429	4,999	19,457	17,753	66,431

	12-31-2022
	Intangible assets under development	Computer software	Water rights	Customer relationship	Others	Total
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	4,881	27,268	5,684	29,218	17,159	84,210
Changes
Additions	1,696	3,758	2,134	-	140	7,728
Disposals	(853)	-	(2,633)	-	(108)	(3,594)
Amortization	-	(9,398)	-	(4,969)	(375)	(14,742)
Increase (decrease) in foreign exchange	-	120	-	(234)	24	(90)
Other increases (decreases)	(648)	575	-	-	-	(73)
Changes total	195	(4,945)	(499)	(5,203)	(319)	(10,771)
Closing balance	5,076	22,323	5,185	24,015	16,840	73,439

Years of useful life (average)
Computer software	5
Customer relationship	15
Brands	7

The amortization of customer relationship and computer software is presented in the consolidated statements of profit or loss under the administrative expenses line item.